Insurance Payables (Details) - Schedule of insurance payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of insurance payables [Abstract]
Payables due to insurance companies and intermediaries	$ 5,004	$ 2,593
Reinsurers – amounts due in respect of ceded premium	84,515	80,868
Insurance payables	$ 89,519	$ 83,461